PREFERRED SHARES - Summary of the issuances of convertible redeemable preferred shares (Details) - $ / shares	2 Months Ended	11 Months Ended	12 Months Ended	18 Months Ended
	Dec. 31, 2019	Dec. 31, 2016	Nov. 30, 2019	Oct. 31, 2018
Series B convertible redeemable preferred shares
PREFERRED SHARES
Issuance price per share		$ 2.48
Number of shares issued		402,891,265
Series C convertible redeemable preferred shares
PREFERRED SHARES
Issuance price per share				$ 3.13
Number of shares issued				477,780,220
Series D convertible redeemable preferred shares
PREFERRED SHARES
Issuance price per share			$ 3.80
Number of shares issued			430,835,530
Series D+ convertible redeemable preferred shares
PREFERRED SHARES
Issuance price per share	$ 4.56
Number of shares issued	310,879,155